SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Property and Equipment Depreciation Rates
Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual periods ranges:

Years
Computers and peripheral equipment	3 - 5
Internal use software	3
Office furniture and equipment	5 - 14

Schedule of Other Intangible Assets Depreciation Rates
Other intangible assets are amortized over their estimated useful lives using the straight-line method, at the following annual periods ranges:

Years
Core technology	3 – 8
Customer relationships	3 - 7
Trademarks	2 - 12
Customer backlog	2 - 3

Schedule of Accumulated Other Comprehensive Income, Net
The following tables show the components of accumulated other comprehensive income, net of taxes, as of December 31, 2019 and 2018:

	Year ended December 31, 2019
	Unrealized gains (losses) on marketable securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total
Beginning balance	$(1,662)	$(2,715)	$(42,239)	$(46,616)

Other comprehensive income before reclassifications	6,260	5,495	2,458	14,213
Amounts reclassified from accumulated other comprehensive loss	(467)	(429)	—	(896)
Net current-period other comprehensive income	5,793	5,066	2,458	13,317
Ending balance	$4,131	$2,351	$(39,781)	$(33,299)

	Year ended December 31, 2018
	Unrealized losses on marketable securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total
Beginning balance	$(1,070)	$1,134	$(32,978)	$(32,914)
Other comprehensive loss before reclassifications	(574)	(8,630)	(9,261)	(18,483)
Amounts reclassified from accumulated other comprehensive income (loss)	(18)	4,781	—	4,781
Net current-period other comprehensive loss	(592)	(3,849)	(9,261)	(13,702)
Ending balance	$(1,662)	$(2,715)	$(42,239)	$(46,616)